Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition

3. Acquisition

On December 24, 2008, the Group completed its acquisition of 100% equity interests of Yiyang Yukang, a cell phone producer and distributor in the PRC, pursuant to the terms of the definitive agreement entered into on December 18, 2008.

Under the agreement, the Group acquired Yiyang Yukang for an initial purchase price of $6,700,000 in cash and 2,564,103 of its ordinary shares at a fair value of $3,181,780 in aggregate, based on average market price of the Group’s ordinary shares for a reasonable period before and after the date of the agreement. The ordinary shares repurchased through the Group’s share repurchase program were used for the acquisition. The Group’s total expenses related to the acquisition were $657,757. A business combination liability resulted from the acquisition and amounted to $11,107,375 as of the acquisition date, which represents the excess of the fair value of the acquired net assets over cost.

The Group shall additionally pay up to three earn-out payments equivalent to the maximum amount of $37.1 million in a combination of cash and ordinary shares, contingent on Yiyang Yukang meeting the following earnings targets for the respective periods:

Tranche	Earning targets of Yiyang Yukang for the earn-out contingent payments
First	Net profit for 2008 reaches RMB60,000,000 and net profit for the first quarter of 2009 reaches RMB40,000,000
Second	Net profit for 2009 reaches RMB120,000,000
Third	Net profit for 2010 reaches RMB120,000,000

In 2009, Yiyang Yukang met the first earn-out payment earnings target for 2008 and the first quarter of 2009. The Group paid out $6,700,000 in cash and 2,564,103 of its ordinary shares at a fair value of $3,304,360 in aggregate, based on average market price of the Group’s ordinary shares for a reasonable period before and after the date of the agreement. In addition, Yiyang Yukang did not meet the second earn-out payment earnings target for 2009 and the Group did not need to pay the second earn-out payment. The business combination liability after the first earn-out payment amounted to $1,103,015 as of December 31, 2009.

The following table represented the purchase price payments as of December 31, 2009:

Initial cash consideration	$6,700,000
Cash consideration as a result of first contingent consideration resolved	6,700,000
Fair value of initial ordinary shares issued	3,181,780
Fair value of ordinary shares issued as a result of first contingent consideration resolved	3,304,360
Direct expenses related to the acquisition	657,757
Business combination liability	1,103,015

Total	$21,646,912

In 2010, Yiyang Yukang did not meet the third earn-out payment earnings target for 2010 and the Group did not need to pay the third earn-out payment. The business combination liability of $1,103,015, as excess of fair value of the acquired net assets over cost, was allocated as a pro rata reduction to the carrying amounts of certain acquired assets, and the remaining excess of $827,531 after reducing the assets value to zero was recognized as an extraordinary gain, net of tax in the consolidated statement of operations for the year ended December 31, 2010.

The transaction was accounted using the purchase method of accounting, and accordingly, the acquired assets were recorded at their estimated fair values on the acquisition date. The valuation of the distribution network was based on the excess earnings method, a method within the income approach whereby the value of an intangible asset was captured by discounting to present value the earnings generated by the asset that remains after a deduction for a return on other contributory assets. These assets normally include working capital, fixed assets and other intangible assets. After a fair return on tangible and other intangible assets is subtracted, the remaining “excess” cash flow (or net cash flow) is attributed to the intangible asset being valued. The excess-earnings approach explicitly recognizes that the current value of an investment is premised upon the expected receipt of future economic benefits. In the valuation of an intangible asset, an indication of value is developed by discounting excess cash flows attributed to the asset to present value at a rate that reflects the current return requirements of the market.